MATERIAL PARTLY-OWNED SUBSIDIARIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interests	$ 45	$ 36	$ 42
Profit (loss) for the year	971	(7)	150
Total comprehensive income (loss) for the year, net of tax	1,095	7	9
Attributable to non-controlling interests	18	5	17
Non-current assets	5,338	4,881	5,416
Current assets (1)	2,334	1,982	1,227
Non-current liabilities	(2,973)	(2,478)	(3,156)
Current liabilities	(959)	(1,709)	(793)
Total equity	3,740	2,676	2,694	$ 2,704
Cash inflow (outflow) from operating activities	1,654	1,047	857
Cash inflow (outflow) from investing activities	(476)	(743)	(335)
Cash inflow (outflow) from financing activities	(329)	(177)	(393)
Net increase (decrease) in cash and cash equivalents	849	127	129
Cash and cash equivalents	$ 1,330	$ 456	$ 329	$ 205
Cerro Vanguardia S.A. (CVSA)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	7.50%	7.50%	7.50%
Profit (loss) allocated to material non-controlling interests	$ 8	$ 5	$ 9
Accumulated balances of material non-controlling interests	14	13	14
Revenue	440	390	498
Profit (loss) for the year	84	68	119
Total comprehensive income (loss) for the year, net of tax	84	68	119
Attributable to non-controlling interests	8	5	9
Dividends paid to non-controlling interests	(6)	(7)	(7)
Non-current assets	202	177	176
Current assets (1)	254	202	215
Non-current liabilities	(123)	(120)	(112)
Current liabilities	(150)	(82)	(78)
Total equity	183	177	201
Cash inflow (outflow) from operating activities	169	107	179
Cash inflow (outflow) from investing activities	(16)	(30)	(36)
Cash inflow (outflow) from financing activities	(59)	(47)	(140)
Net increase (decrease) in cash and cash equivalents	94	$ 30	$ 3
Cash and cash equivalents	137
Cash eligible to be declared as dividends	50
Amount applied to be paid offshore	$ 11
Société AngloGold Ashanti de Guinée S.A. (Siguiri)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	15.00%	15.00%	15.00%
Profit (loss) allocated to material non-controlling interests	$ 10	$ 0	$ 8
Accumulated balances of material non-controlling interests	31	23	32
Revenue	453	349	365
Profit (loss) for the year	68	1	56
Total comprehensive income (loss) for the year, net of tax	68	1	56
Attributable to non-controlling interests	10	0	8
Dividends paid to non-controlling interests	(3)	(9)	(8)
Non-current assets	233	245	257
Current assets (1)	224	170	157
Non-current liabilities	(138)	(141)	(64)
Current liabilities	(117)	(121)	(137)
Total equity	202	153	213
Cash inflow (outflow) from operating activities	63	46	84
Cash inflow (outflow) from investing activities	(30)	(22)	(96)
Cash inflow (outflow) from financing activities	(11)	(30)	(6)
Net increase (decrease) in cash and cash equivalents	$ 22	$ (6)	$ (18)